UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2003
Check here if Amendment [ ] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		A R Asset Management, Inc.
Address:	335 North Maple Drive, Suite 366
		Beverly Hills, CA 90210

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Li Kao
Title:	Account Administrator
Phone:	310-859-7644
Signature, Place, and Date of Signing:

Li Kao			Beverly Hills, CA	August 4, 2003

Report Type (Checky only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	83
Form 13F Information Table Value Total:	171,359

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Meadowbrook Golf Group Series                                  400   129032 SH       SOLE                   129032
AON Corporation                COM              037389103      425    17658 SH       SOLE                     9408     8250
AXA ADR                        COM              054536107      368    23600 SH       SOLE                    23600
Abbott Laboratories            COM              002824100      600    13700 SH       SOLE                     3500    10200
Advanced Micro Devices, Inc. U COM              007903107      109    17000 SH       SOLE                    17000
Alleghany Corp                 COM              017175100      310     1621 SH       SOLE                      257     1364
Altria Group Inc               COM              718154107     7204   158530 SH       SOLE                    78080    80450
American Intl Group            COM              026874107     2030    36791 SH       SOLE                    27412     9379
Anheuser Busch Cos Inc         COM              035229103      521    10200 SH       SOLE                             10200
Apple Computers Inc            COM              037833100      381    20000 SH       SOLE                    20000
Archer-Daniels -Midland Corp   COM              039483102      131    10172 SH       SOLE                    10172
BP PLC Spons ADR               COM              055622104      502    11942 SH       SOLE                    11642      300
Bank One Corp                  COM              06423A103      761    20457 SH       SOLE                             20457
Barnes & Noble Inc             COM              067774109      738    32000 SH       SOLE                    28000     4000
BellSouth Corp                 COM              079860102      659    24728 SH       SOLE                    24328      400
Berkshire Hathaway Cl B        COM              084670207      646      266 SH       SOLE                      266
Boeing Co                      COM              097023105      244     7100 SH       SOLE                     7100
Boston Properties Inc.         COM              101121101      263     6000 SH       SOLE                              6000
Bristol Myers                  COM              110122108     2462    90684 SH       SOLE                    90000      684
Cendant Corp.                  COM              151313103      791    43200 SH       SOLE                    43200
Cheung Kong Holding            COM              166744201      183    30000 SH       SOLE                    30000
ChevronTexaco                  COM                            4285    59351 SH       SOLE                    53433     5918
CitiGroup Inc.                 COM              13218P105     4450   103982 SH       SOLE                    68782    35200
Clear Channel Communications,  COM              184502102      229     5400 SH       SOLE                     5400
Coca Cola Enterprises          COM              191219104     1633    90000 SH       SOLE                             90000
Coca-Cola Co                   COM              191216100    51268  1104670 SH       SOLE                    30576  1074094
Cypress Biosciences            COM              232674101      400    92308 SH       SOLE                             92308
Eli Lilly & Co.                COM              532457108      207     3000 SH       SOLE                              3000
Excalibur Technologies Corp    COM              300651205      556    25000 SH       SOLE                             25000
Exxon Mobil Corporation        COM              302290101     5577   155310 SH       SOLE                   116316    38994
Fannie Mae                     COM              313586109     2102    31170 SH       SOLE                    21870     9300
Federated Department Stores In COM              31410H101      817    22182 SH       SOLE                    22182
Fidelity National Financial, I COM              316326107      279     9075 SH       SOLE                              9075
FleetBoston Financial Corp.    COM              338915101     1196    40251 SH       SOLE                    38897     1354
Ford Motor Cp DE NEW           COM              345370100      771    70190 SH       SOLE                    69990      200
Freddie Mac - Voting Common    COM              313400301     9255   182290 SH       SOLE                   158474    23816
Freeport McMoran Copper & Gold COM              35671D857      449    18340 SH       SOLE                    18340
General Electric               COM              369604103     7601   265035 SH       SOLE                   217983    47052
General Motors Class H New     COM              370442832      394    30759 SH       SOLE                    30708       51
General Motors Corporation     COM              370442105      436    12100 SH       SOLE                    11814      286
Gillette Company               COM              375766102      863    27088 SH       SOLE                    27088
Golden Sitka Resources Inc     COM                               0    16162 SH       SOLE                             16162
He-Ro Group                    COM              42979J107       34    20000 SH       SOLE                             20000
Hugoton Royalty Trust Texas    COM              444717102      239    13000 SH       SOLE                     8000     5000
Intel Corp                     COM              458140100     1664    79950 SH       SOLE                    52350    27600
InterActiveCorp (formerly USA  COM              902984103     1573    40000 SH       SOLE                    40000
International Business Machine COM              459200101     7054    85508 SH       SOLE                    63204    22304
J.P. Morgan Chase & Co.        COM                            1514    44301 SH       SOLE                    43966      335
Johnson & Johnson              COM              478160104     1874    36244 SH       SOLE                    35214     1030
KeyCorp (New)                  COM              493267108      253    10000 SH       SOLE                    10000
Kimberly-Clark                 COM              494368103     2162    41460 SH       SOLE                    41260      200
Kinder Morgan Energy Partners  COM                            1606    40650 SH       SOLE                    40600       50
Liberty Media Group            COM                             731    63243 SH       SOLE                    63243
Loews Corp                     COM              540424108     5330   112700 SH       SOLE                    77984    34716
Marsh & McLennan Co. Inc.      COM              571748102      374     7330 SH       SOLE                     1030     6300
May Department Stores Comp     COM              577778103     3790   170276 SH       SOLE                   153003    17273
McDonald's Corp                COM              580135101      206     9340 SH       SOLE                     9040      300
Meadowbrook Golf Inc           COM              583195102       23   587050 SH       SOLE                   562050    25000
Merck & Co.                    COM              589331107     8702   143720 SH       SOLE                   127520    16200
Microsoft Corp                 COM              594918104      671    26180 SH       SOLE                    26180
Motorola Inc.                  COM              620076109      429    45500 SH       SOLE                    45500
Nestle ADR                     COM                             248     4800 SH       SOLE                              4800
Oceanic Exploration            COM                               8    65000 SH       SOLE                             65000
Pall Corp                      COM              696429307      263    11686 SH       SOLE                    10017     1669
PepsiCo                        COM              713448108     2296    51600 SH       SOLE                    28500    23100
Pfizer, Inc.                   COM              717081103     5196   152150 SH       SOLE                    80900    71250
Procter & Gamble Co Com        COM              742718109      966    10830 SH       SOLE                             10830
Public Storage                 COM              74460D109      473    13971 SH       SOLE                     1488    12483
Royal Dutch Petroleum NV ADR   COM              780257804     2648    56800 SH       SOLE                    32572    24228
SBC Communications Inc         COM              78387G103      632    24745 SH       SOLE                    18399     6346
SLM Corp (formerly USA Educati COM              78442A109      235     6000 SH       SOLE                              6000
Singapore Airlines             COM              870794302      602   101200 SH       SOLE                   101200
Sovereign Bancorp Inc          COM              845905108      235    15000 SH       SOLE                     5000    10000
Swire Pacific Ltd Spons ADR Rp COM              870794302      174    40000 SH       SOLE                    40000
U.S. Bancorp (Formerly First B COM              902973106      455    18583 SH       SOLE                    18204      379
Venture Stores                 COM              92267K951        0    10861 SH       SOLE                     9491     1370
Viacom Inc Cl B                COM              925524308     1393    31900 SH       SOLE                    31900
WalMart Stores                 COM              931142103      832    15500 SH       SOLE                     5100    10400
Washington Mutual              COM              939322103      400     9675 SH       SOLE                     9650       25
Zimmer Holdings Inc            COM                             406     9016 SH       SOLE                     8968       48
Corts Tr for Ford Mtr 8% Call                                  502    20000 SH       SOLE                             20000
News Corp Ltd ADR Voting Shs P                  652487802     1307    52193 SH       SOLE                    51468      725
Ford Motor Co Cap Tr II 6.5% C                  345395206     1360    31300 SH       SOLE                    19800    11500